Description of Business, Basis of Presentation and Significant Accounting Policies - Summary of Stock Option Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding Beginning balance, Shares	1,083,241	1,355,093
Options outstanding, Granted	1,312,963	132,802
Options outstanding, Exercised	(12,061)	(52,447)
Options outstanding, Forfeited	(1,029,669)	(302,435)
Options outstanding, Expired	(33,934)	(49,772)
Options Outstanding, Ending balance, Shares	1,320,540	1,083,241
Weighted Average, Options outstanding Beginning balance, Shares	$ 106.65	$ 112.8
Weighted Average, Options outstanding, Granted	7.07	48.3
Weighted Average, Options Outstanding, Exercised	6.91	6.75
Weighted Average, Options outstanding, Forfeited	89.17	122.85
Weighted Average, Options outstanding, Expired	29.86	120.3
Weighted Average ,Options Outstanding, Ending balance, Shares	$ 24.13	$ 106.65
Previously Reported [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding Beginning balance, Shares	16,248,601	20,326,384
Options outstanding, Granted		1,992,027
Options outstanding, Exercised		(786,703)
Options outstanding, Forfeited		(4,536,520)
Options outstanding, Expired		(746,587)
Options Outstanding, Ending balance, Shares		16,248,601
Weighted Average, Options outstanding Beginning balance, Shares	$ 7.11	$ 7.52
Weighted Average, Options outstanding, Granted		3.22
Weighted Average, Options Outstanding, Exercised		0.45
Weighted Average, Options outstanding, Forfeited		8.19
Weighted Average, Options outstanding, Expired		8.02
Weighted Average ,Options Outstanding, Ending balance, Shares		$ 7.11
Revision of Prior Period, Reclassification, Adjustment [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding Beginning balance, Shares	(15,165,360)	(18,971,291)
Options outstanding, Granted		(1,859,225)
Options outstanding, Exercised		734,256
Options outstanding, Forfeited		4,234,085
Options outstanding, Expired		696,815
Options Outstanding, Ending balance, Shares		(15,165,360)
Weighted Average, Options outstanding Beginning balance, Shares	$ 99.54	$ 105.28
Weighted Average, Options outstanding, Granted		45.08
Weighted Average, Options Outstanding, Exercised		6.3
Weighted Average, Options outstanding, Forfeited		114.66
Weighted Average, Options outstanding, Expired		112.28
Weighted Average ,Options Outstanding, Ending balance, Shares		$ 99.54